Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 15,108,073	$ 10,853,800
Patent costs	382,812	325,615
Accrued vacation	11,516	21,019
Research and development credit	4,314,813	3,047,985
Stock-based compensation	1,903,104	1,722,380
Other	8,495	6,894
Gross deferred tax assets	21,728,813	15,977,693
Valuation allowance	(21,728,813)	(15,977,693)
Net deferred tax assets